SHARE-BASED PAYMENT (Schedule of Share-Based Compensation Expenses Relating to Options Granted) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 6,446	$ 8,047	$ 11,498
Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,665		2
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	16	694	1,075
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	4,456	5,923	8,437
Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	309	1,430	1,984
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	4,833	6,692	11,425
Employees [Member] | Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,665		2
Employees [Member] | Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	16	694	1,075
Employees [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	2,843	4,568	8,364
Employees [Member] | Service development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	309	1,430	1,984
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	1,613	1,355	73
Directors [Member] | General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 1,613	$ 1,355	$ 73